Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Retirement Benefits [Abstract]
Net Periodic Defined Benefits Expense (Reversal Of Expense), Excluding Service Cost Component	$ 616	$ 2,289	$ 1,047	$ 4,829